Flight equipment held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	$ 466,173	$ 296,696
Flight equipment held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	466,000	297,000
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft	$ 64,000	$ 3,000